UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877- 721-1926

Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2010

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $230,873,129

1. Organization and Significant Accounting Policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (8.3% at November 30, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Schedule of investments (unaudited)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.7%

Alabama — 2.9%

Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.300%	12/6/10	$8,400,000	$8,400,000
Huntsville Hospital	0.300%	12/7/10	32,300,000	32,300,000
Huntsville Hospital	0.340%	1/11/11	31,600,000	31,600,000
Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.320%	9/1/39	9,000,000	9,000,000	(a)(b)

Total Alabama				81,300,000

Alaska — 0.2%

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.290%	4/1/29	5,135,000	5,135,000	(a)(b)

Arizona — 1.1%

Ak-Chin Indian Community Revenue, AZ, LOC-Bank of America N.A.	0.370%	4/1/23	10,145,000	10,145,000	(a)(b)
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-Scotiabank	0.310%	1/1/35	2,240,000	2,240,000	(a)(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.470%	12/1/39	1,255,000	1,255,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.470%	6/1/31	2,115,000	2,115,000	(a)(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.270%	7/1/37	7,415,000	7,415,000	(a)(b)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.400%	7/1/18	955,000	955,000	(a)(b)
Yavapai County, AZ, IDA Revenue, Skanon Investments Drake Project, LOC-Citibank N.A.	0.320%	9/1/35	7,200,000	7,200,000	(a)(b)

Total Arizona				31,325,000

California — 14.4%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.560%	4/1/34	1,950,000	1,950,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.280%	9/15/33	380,000	380,000	(a)(b)
California EFA Revenue, Stanford University	0.240%	10/1/17	100,000	100,000	(a)(b)
California EFA, TECP, Stanford University	0.460%	3/16/11	4,000,000	4,000,000
California Health Facilities Finance Authority Revenue, Stanford Hospital	0.290%	11/15/45	2,000,000	2,000,000	(a)(b)
California Health Facilities Financing Authority, TECP	0.350%	1/11/11	13,400,000	13,400,000
California Health Facilities Financing Authority, TECP	0.400%	5/10/11	21,800,000	21,800,000
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Comercia Bank	0.300%	9/1/34	9,130,000	9,130,000	(a)(b)
Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.380%	12/1/38	17,100,000	17,100,000	(a)(b)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.290%	7/1/38	1,500,000	1,500,000	(a)(b)
The Turning Point School, LOC-U.S. Bank N.A.	0.280%	8/1/34	3,775,000	3,775,000	(a)(b)
California PCFA, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.320%	10/1/29	195,000	195,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — (continued)

Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.320%	10/1/37	$5,320,000	$5,320,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.410%	8/1/18	4,500,000	4,500,000	(a)(b)(c)
California Statewide CDA Revenue:
Kaiser Permanente	0.260%	5/1/33	5,100,000	5,100,000	(a)(b)
New Morgan Hill Country School, LOC-Bank of America N.A.	0.380%	8/1/33	11,055,000	11,055,000	(a)(b)
The Pegasus School, LOC-Bank of America N.A.	0.510%	9/1/28	830,000	830,000	(a)(b)
California Statewide CDA Revenue, TECP, Kaiser Permanente	0.380%	12/1/10	5,200,000	5,200,000
California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.300%	11/1/36	3,000,000	3,000,000	(a)(b)(c)
California Statewide CDA, TECP	0.350%	4/7/11	9,100,000	9,100,000
California Statewide CDA, TECP:
Kaiser Permanente	0.400%	12/2/10	4,100,000	4,100,000
Kaiser Permanente	0.400%	12/8/10	3,800,000	3,800,000
Kaiser Permanente	0.410%	12/9/10	4,400,000	4,400,000
Kaiser Permanente	0.320%	1/20/11	8,600,000	8,600,000
Kaiser Permanente	0.390%	8/5/11	13,400,000	13,400,000
California Transit Finance Authority, AGM, SPA-Credit Suisse First Boston	0.330%	10/1/27	6,400,000	6,400,000	(a)(b)
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	11,100,000	11,230,074
Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey, LIQ-FNMA	0.280%	10/15/29	4,900,000	4,900,000	(a)(b)
East Bay, CA, MUD Water Systems Revenue	0.300%	3/1/11	4,730,000	4,730,000	(d)
East Bay, CA, MUD, TECP	0.350%	12/9/10	13,700,000	13,700,000
East Bay, CA, MUD, TECP	0.350%	1/24/11	6,700,000	6,700,000
East Bay, CA, MUD, TECP	0.380%	2/4/11	8,300,000	8,300,000
East Bay, CA, MUD, Waste Water, TECP	0.320%	12/7/10	13,000,000	13,000,000
Elk Grove, CA, USD, GO, TRAN	1.250%	2/1/11	12,500,000	12,508,709
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.280%	1/1/25	100,000	100,000	(a)(b)
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.320%	10/1/34	175,000	175,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.560%	10/1/23	1,045,000	1,045,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue, SPA-Dexia Credit Local	0.330%	7/1/31	1,700,000	1,700,000	(a)(b)
Metropolitan Water District of Southern California	0.350%	3/7/11	4,600,000	4,600,000	(d)
Modesto, CA, Public Financing Authority Lease Revenue, LOC-Bank of America N.A.	0.350%	9/1/33	10,000,000	10,000,000	(a)(b)
Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.350%	10/1/36	6,455,000	6,455,000	(a)(b)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.290%	7/1/33	9,600,000	9,600,000	(a)(b)
Orange County, CA, TECP:
LOC-Dexia Credit Local	0.320%	12/1/10	4,200,000	4,200,000
LOC-Dexia Credit Local	0.380%	2/4/11	34,900,000	34,900,000
Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.450%	9/1/33	600,000	600,000	(a)(b)
Richmond, CA, GO, TRAN	2.000%	7/14/11	7,480,000	7,544,130
Riverside County, CA, Teeter Obligation, TECP, LOC-Bank of Nova Scotia	0.310%	2/10/11	8,800,000	8,800,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — (continued)

San Diego County, CA, Regional Transportations, Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.320%	12/1/10	$4,400,000	$4,400,000
San Diego, CA, Housing Authority MFH Revenue, Hillside Garden Apartments, FNMA, LIQ-FNMA	0.290%	1/15/35	4,695,000	4,695,000	(a)(b)(c)
San Diego, CA, Water Authority, TECP, LOC-Dexia Credit Local	0.320%	12/1/10	11,700,000	11,700,000
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue, TECP, LOC-Citibank N.A.	0.320%	1/13/11	3,300,000	3,300,000
San Jose, CA, International Airport, TECP, LOC-JPMorgan Chase, Bank of America N.A.	0.320%	1/11/11	10,000,000	10,000,000
San Rafael, CA, GO, TRAN	2.000%	7/28/11	3,940,000	3,972,001
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.610%	6/1/33	365,000	365,000	(a)(b)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.280%	7/1/36	1,800,000	1,800,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.290%	12/1/32	1,220,000	1,220,000	(a)(b)
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	31,400,000	31,400,000
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.510%	9/1/28	1,400,000	1,400,000	(a)(b)

Total California				399,174,914

Colorado — 2.6%

Aurora, CO, Hospital Revenue, Childrens Hospital Association, LOC-Wells Fargo Bank N.A.	0.290%	12/1/33	5,000,000	5,000,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.300%	7/1/27	591,000	591,000	(a)(b)
Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.340%	3/1/44	3,100,000	3,100,000	(a)(b)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.470%	7/1/28	3,800,000	3,800,000	(a)(b)(c)
Colorado HFA, Multi-Family, Loretto, FNMA, LIQ-FNMA	0.250%	10/15/16	900,000	900,000	(a)(b)
Colorado Housing & Finance Authority:
Multi-Family, SPA-FHLB	0.310%	10/1/21	5,650,000	5,650,000	(a)(b)(c)
Single Family, SPA-Barclays Bank PLC	0.280%	5/1/34	33,600,000	33,600,000	(a)(b)
Single-Family Mortgage, SPA-FHLB	0.310%	11/1/21	4,095,000	4,095,000	(a)(b)(c)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	11/1/25	2,900,000	2,900,000	(a)(b)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.300%	12/1/25	1,470,000	1,470,000	(a)(b)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.320%	12/1/26	1,050,000	1,050,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.470%	6/1/33	3,710,000	3,710,000	(a)(b)(c)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.350%	11/15/33	5,990,000	5,990,000	(a)(b)

Total Colorado				71,856,000

Connecticut — 1.7%

Capital City EDA, SPA-Bank of America N.A.	0.410%	6/15/24	2,300,000	2,300,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.410%	6/15/34	6,600,000	6,600,000	(a)(b)
Connecticut State HEFA Revenue, Greenwich Hospital, LOC-Bank of America N.A.	0.300%	7/1/26	2,200,000	2,200,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.450%	11/15/11	700,000	700,000	(d)(e)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Connecticut — (continued)

Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.380%	11/15/33	$17,650,000	$17,650,000	(a)(b)(c)
Housing Mortgage Finance Program, SPA-FHLB	0.330%	5/15/31	2,600,000	2,600,000	(a)(b)(c)
Connecticut State, GO, SPA-Landesbank Hessen-Thuringen	0.380%	2/15/21	200,000	200,000	(a)(b)
Connecticut State, HEFA Revenue, Yale-New Haven Hospital, LOC-Bank of America N.A.	0.300%	7/1/36	400,000	400,000	(a)(b)
Hartford, CT, GO, BAN	2.500%	4/14/11	3,300,000	3,324,346
Killingly, CT, GO, BAN	1.250%	5/3/11	1,600,000	1,604,869
Torrington, CT, GO, BAN	1.500%	12/1/10	6,500,000	6,500,000
Waterbury, CT, GO, BAN	2.000%	8/31/11	2,980,000	3,013,793

Total Connecticut				47,093,008

Delaware — 0.2%

University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen	0.330%	11/1/35	4,955,000	4,955,000	(a)(b)

District of Columbia — 0.9%

District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.280%	11/1/38	3,815,000	3,815,000	(a)(b)
District of Columbia Revenue, American Psychological Association, LOC-Bank of America	0.460%	3/1/28	245,000	245,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.410%	10/1/21	19,980,000	19,980,000	(a)(b)(c)

Total District of Columbia				24,040,000

Florida — 8.6%

Collier County, FL, Health Facilities Authority Revenue, Moorings Inc. Project, LOC-Wachovia Bank N.A.	0.280%	5/1/38	14,000,000	14,000,000	(a)(b)
Florida Municipal Loan Council, TECP	0.340%	1/27/11	3,587,000	3,587,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Sunbelt Inc., FHLB, LOC-SunTrust Bank	0.270%	11/15/34	2,900,000	2,900,000	(a)(b)
Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.610%	3/1/36	1,135,000	1,135,000	(a)(b)
Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Dexia Credit Local	0.330%	12/15/10	10,200,000	10,200,000
Jacksonville, FL, Electric Authority, TECP:
LOC-JPMorgan Chase	0.320%	12/2/10	10,000,000	10,000,000
LOC-JPMorgan Chase	0.300%	12/6/10	10,100,000	10,100,000
JEA District, FL, Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya	0.450%	10/1/42	17,900,000	17,900,000	(a)(b)
JEA, FL, Electric System Revenue, SPA-JPMorgan Chase	0.270%	10/1/34	7,120,000	7,120,000	(a)(b)
Liberty County, FL, IDR, Georgia-Pacific Corp. Project, LOC-Bank of America N.A.	0.390%	10/1/28	5,000,000	5,000,000	(a)(b)(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.300%	8/1/34	18,600,000	18,600,000	(a)(b)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	0.750%	7/1/11	3,000,000	3,003,993
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.260%	1/15/27	35,470,000	35,470,000	(a)(b)
Orange County, FL, Health Facilities Authority Revenue, Nemours Foundation, LOC-Bank of America N.A.	0.320%	1/1/39	20,000,000	20,000,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.450%	10/1/33	24,600,000	24,600,000	(a)(b)
Pasco County, FL, School Board COP, LOC-Wells Fargo Bank N.A.	0.300%	8/1/26	2,500,000	2,500,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — (continued)

Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.350%	11/15/33	$11,800,000	$11,800,000	(a)(b)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.280%	1/1/23	1,600,000	1,600,000	(a)(b)
Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project, LOC-Fifth Third Bank	0.750%	12/1/37	9,600,000	9,600,000	(a)(b)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.340%	7/1/16	27,855,000	27,855,000	(a)(b)
West Palm Beach, FL, Utility System Revenue, AGM, SPA-Dexia Credit Local	0.320%	10/1/38	1,490,000	1,490,000	(a)(b)

Total Florida				238,460,993

Georgia — 2.5%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.270%	10/1/33	5,000,000	5,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.300%	7/1/22	8,705,000	8,705,000	(a)(b)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.370%	12/1/27	2,585,000	2,585,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue:
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.270%	8/1/22	5,600,000	5,600,000	(a)(b)
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.270%	3/1/24	3,050,000	3,050,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.280%	7/1/42	21,200,000	21,200,000	(a)(b)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.310%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.350%	3/11/11	15,300,000	15,300,000
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.300%	11/1/23	3,615,000	3,615,000	(a)(b)

Total Georgia				70,405,000

Hawaii — 0.3%

Hawaii Pacific Health Special Purpose Revenue, Department of Budget and Finance, Radian, LOC-Bank of Nova Scotia	0.300%	7/1/33	8,850,000	8,850,000	(a)(b)

Illinois — 2.1%

Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.480%	7/1/26	1,975,000	1,975,000	(a)(b)(c)
Chicago, IL, Board of Education, GO, LOC-U.S. Bank N.A.	0.270%	3/1/31	3,800,000	3,800,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.360%	1/1/35	4,700,000	4,700,000	(a)(b)(c)
Chicago, IL, Public Building Commission Revenue, Chicago Park District	2.000%	1/1/11	575,000	575,720
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.480%	10/1/34	2,390,000	2,390,000	(a)(b)(c)
Chicago, IL, Wastewater Transmission Revenue, LOC-Harris N.A.	0.270%	1/1/39	6,800,000	6,800,000	(a)(b)
Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	900,000	900,874

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — (continued)

Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.410%	10/15/38	$750,000	$750,000	(a)(b)
Illinois Development Finance Authority Revenue, Metropolitan Family Services, LOC-Bank of America N.A.	0.410%	1/1/29	5,611,000	5,611,000	(a)(b)
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.370%	6/1/24	2,550,000	2,550,000	(a)(b)(c)
Illinois DFA:
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.300%	11/1/14	1,600,000	1,600,000	(a)(b)
Glenwood School for Boys, LOC-Harris Bank	0.290%	2/1/33	4,500,000	4,500,000	(a)(b)
Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	0.700%	8/1/24	995,000	995,000	(a)(b)(c)
Illinois Finance Authority Revenue:
Chicago Symphony Orchestra, LOC-RBS Citizens N.A.	0.290%	5/1/48	2,835,000	2,835,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.300%	10/1/30	2,100,000	2,100,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.270%	8/15/35	4,800,000	4,800,000	(a)(b)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.470%	11/1/33	3,570,000	3,570,000	(a)(b)(c)
Northwestern University	0.400%	3/1/11	2,500,000	2,500,000	(d)
Northwestern University	0.400%	3/1/11	1,800,000	1,800,000	(d)
Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC-FHLMC	0.380%	11/1/45	3,250,000	3,250,000	(a)(b)

Total Illinois				58,002,594

Indiana — 3.0%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	900,000	900,000
Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank	0.300%	10/1/42	12,685,000	12,685,000	(a)(b)
Indiana Finance Authority Health System Revenue, Sisters of St. Francis Health Services Inc., LOC-JPMorgan Chase	0.280%	9/1/48	16,700,000	16,700,000	(a)(b)
Indiana Finance Authority Hospital Revenue:
Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.290%	3/1/33	2,075,000	2,075,000	(a)(b)
Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.300%	3/1/36	4,365,000	4,365,000	(a)(b)
Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A.	0.460%	7/1/28	375,000	375,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-Bank of New York	0.280%	2/1/35	7,550,000	7,550,000	(a)(b)
Lease Appropriation, SPA-Bank of Nova Scotia	0.290%	2/1/35	14,000,000	14,000,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.320%	3/1/39	5,015,000	5,015,000	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Project, AGM, SPA-Dexia Credit Local	0.420%	1/1/33	12,400,000	12,400,000	(a)(b)(c)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.350%	3/1/38	4,479,000	4,479,000	(a)(b)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.470%	2/1/28	3,055,000	3,055,000	(a)(b)(c)

Total Indiana				83,599,000

Iowa — 0.3%

Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.270%	2/15/35	690,000	690,000	(a)(b)
Iowa Finance Authority, IDR:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Iowa — (continued)

Embria Health Sciences Project, LOC-Wells Fargo Bank	0.470%	6/1/32	$2,800,000	$2,800,000	(a)(b)(c)
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.660%	6/1/28	1,800,000	1,800,000	(a)(b)(c)
Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.310%	7/1/34	2,470,000	2,470,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue:
Private College, University of Dubuque, LOC-Northern Trust Co. RAN,	0.300%	4/1/35	400,000	400,000	(a)(b)
LOC-U.S. Bank N.A.	1.750%	5/20/11	1,150,000	1,155,581

Total Iowa				9,315,581

Kentucky — 0.8%

Berea, KY, Educational Facilities Revenue, Berea College Project	0.290%	6/1/32	200,000	200,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.300%	3/1/36	8,255,000	8,255,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.300%	6/1/30	10,265,000	10,265,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.300%	7/1/38	4,415,000	4,415,000	(a)(b)

Total Kentucky				23,135,000

Louisiana — 3.9%

East Baton Rouge Parish, LA, Sales Tax Revenue, Road & Street Improvement, LOC-Dexia Credit Local	0.360%	8/1/30	29,300,000	29,300,000	(a)(b)
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.320%	11/1/37	11,520,000	11,520,000	(a)(b)
Louisiana PFA Revenue:
Tiger Athletic, LOC-Capital One N.A., FHLB	0.290%	9/2/33	6,545,000	6,545,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.290%	9/2/39	5,320,000	5,320,000	(a)(b)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.670%	9/1/14	10,750,000	10,750,000	(a)(b)
Loop LLC Project, LOC-SunTrust Bank	0.850%	9/1/27	34,100,000	34,100,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	1.000%	7/1/38	10,500,000	10,500,000	(a)(b)

Total Louisiana				108,035,000

Maine — 0.1%

Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	2,500,000	2,504,041

Maryland — 6.1%

Anne Arundel County, MD, GO, TECP, BAN, LOC-State Street Bank & Trust Co.	0.320%	2/23/11	26,200,000	26,200,000
Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.560%	9/1/20	4,120,000	4,120,000	(a)(b)(c)
Howard County, MD, Revenue, Refunding, Glenelg Country School, LOC-PNC Bank N.A.	0.280%	7/1/26	2,900,000	2,900,000	(a)(b)
John Hopkins University, TECP	0.320%	2/8/11	6,660,000	6,660,000
John Hopkins University, TECP	0.340%	5/5/11	5,400,000	5,400,000
John Hopkins University, TECP	0.340%	5/10/11	14,300,000	14,300,000
Maryland State Community Development Administration, Department of Housing & Community Development, SPA-State Street Bank & Trust Co.	0.300%	9/1/35	14,200,000	14,200,000	(a)(b)(c)
Maryland State Community Development Administration, Department of Housing and Community Developments, SPA-State Street Bank & Trust Co.	0.290%	9/1/35	4,100,000	4,100,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Maryland — (continued)

Maryland State Economic Development Corp. Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.330%	4/1/26	$6,355,000	$6,355,000	(a)(b)(c)
Your Public Radio Corp. Project, LOC-PNC Bank	0.280%	11/15/22	3,635,000	3,635,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
University of Maryland Medical System, LOC-Bank of America N.A.	0.350%	7/1/41	11,350,000	11,350,000	(a)(b)
University of Maryland Medical System, LOC-PNC Bank N.A.	0.260%	7/1/41	1,000,000	1,000,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue:
Refunding, Football Stadium, SPA-Dexia Credit Local	0.350%	3/1/26	6,590,000	6,590,000	(a)(b)
SPA - Dexia Credit Local	0.430%	12/15/19	48,885,000	48,885,000	(a)(b)(c)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.280%	11/1/29	3,100,000	3,100,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.280%	6/1/23	3,700,000	3,700,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.280%	6/1/23	7,200,000	7,200,000	(a)(b)

Total Maryland				169,695,000

Massachusetts — 1.9%

Amherst, MA, GO, BAN	1.250%	7/20/11	7,100,000	7,127,230
Bedford, MA, GO, BAN	1.000%	1/14/11	1,120,000	1,120,680
Lawrence, MA, GO, BAN	1.250%	12/1/11	3,900,000	3,915,054	(e)
Malden, MA, GO, BAN	1.250%	4/29/11	5,400,000	5,415,562
Massachusetts Bay Transportation Authority, Sales Tax Revenue, SPA-JPMorgan Chase	0.410%	7/1/21	600,000	600,000	(a)(b)
Massachusetts State DFA Revenue:
Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.300%	6/1/36	700,000	700,000	(a)(b)
Eaglebrook School, LOC-Bank of America N.A.	0.410%	5/1/37	2,785,000	2,785,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.610%	3/1/27	400,000	400,000	(a)(b)(c)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.300%	10/1/36	860,000	860,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.350%	10/1/29	4,600,000	4,600,000	(a)(b)
Phillips Academy, SPA-Bank of New York	0.270%	9/1/33	1,410,000	1,410,000	(a)(b)
Smith College, SPA-Bank of America N.A.	0.280%	7/1/37	1,600,000	1,600,000	(a)(b)
St. Mark’s School, LOC-Bank of America	0.280%	8/1/34	1,000,000	1,000,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.300%	10/1/33	1,000,000	1,000,000	(a)(b)
Massachusetts State HEFA Revenue, Refunding, Fairview Extended, LOC-Bank of America	0.410%	1/1/27	1,100,000	1,100,000	(a)(b)
Massachusetts State HFA, Housing Revenue:
AGM, SPA-Dexia Credit Local	0.390%	12/1/30	860,000	860,000	(a)(b)(c)
LOC-Lloyds TSB Bank PLC	0.420%	12/1/41	1,890,000	1,890,000	(a)(b)(c)
Massachusetts State Water Resources Authority, Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.300%	8/1/20	2,400,000	2,400,000	(a)(b)
Massachusetts State, GO, Refunding, SPA-Landesbank Hessen-Thuringen	0.320%	1/1/21	2,700,000	2,700,000	(a)(b)
Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	5,700,000	5,710,401
Quincy, MA, GO, BAN	1.250%	1/28/11	4,500,000	4,505,693
Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	2,000,000	2,005,628

Total Massachusetts				53,705,248

Michigan — 1.3%

Michigan Finance Authority	4.750%	8/22/11	28,635,000	28,954,180

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Michigan — (continued)

Waterford, MI, School District, GO, BAN	1.500%	9/23/11	$7,000,000	$7,025,843

Total Michigan				35,980,023

Minnesota — 1.2%

Minnesota State Higher Education Facilities Authority Revenue, Carleton College, SPA-Wells Fargo Bank N.A.	0.310%	11/1/29	1,930,000	1,930,000	(a)(b)
Minnesota State Housing Finance Agency:
Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.320%	1/1/32	2,390,000	2,390,000	(a)(b)(c)
Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.320%	1/1/36	6,190,000	6,190,000	(a)(b)(c)
Residential Housing, SPA-Lloyds TSB Bank	0.320%	1/1/35	5,480,000	5,480,000	(a)(b)(c)
Residential Housing, SPA-Lloyds TSB Bank PLC	0.320%	1/1/33	3,300,000	3,300,000	(a)(b)(c)
Residential Housing, SPA-Lloyds TSB Bank PLC	0.320%	7/1/33	3,610,000	3,610,000	(a)(b)(c)
University of Minnesota, GO, TECP	0.340%	5/10/11	10,100,000	10,100,000

Total Minnesota				33,000,000

Mississippi — 0.4%

Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-PNC Bank N.A.	0.280%	3/1/17	1,845,000	1,845,000	(a)(b)
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.400%	7/1/33	10,000,000	10,000,000	(a)(b)

Total Mississippi				11,845,000

Missouri — 1.5%

Missouri State HEFA Revenue	0.300%	1/10/11	2,000,000	2,000,000
Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.270%	5/15/34	9,900,000	9,900,000	(a)(b)
Missouri State Public Utilities Commission Revenue, Interim Construction Notes	2.000%	8/1/11	7,900,000	7,965,179
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.350%	9/1/26	1,965,000	1,965,000	(a)(b)(c)
St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.410%	12/1/33	7,975,000	7,975,000	(a)(b)
St. Louis, MO, IDA, MFH Revenue, St. Luke’s Plaza Apartments, LOC-Bank of America N.A.	0.300%	6/1/42	5,400,000	5,400,000	(a)(b)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.660%	12/1/28	6,200,000	6,200,000	(a)(b)(c)

Total Missouri				41,405,179

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	900,000	900,000	(d)

Nebraska — 0.2%

Madison County, NE, Hospital Authority Revenue No.001, Faith Regional Health Services, LOC-U.S. Bank N.A.	0.300%	7/1/33	2,000,000	2,000,000	(a)(b)
Nebraska Investment Finance Authority, Single-Family Housing Revenue, SPA-FHLB	0.270%	9/1/35	3,455,000	3,455,000	(a)(b)(c)

Total Nebraska				5,455,000

Nevada — 2.2%

Clark County, NV, Airport Revenue:
AGM, SPA-Dexia Credit Local	0.340%	7/1/22	15,300,000	15,300,000	(a)(b)(c)
Junior Subordinated Lien Notes	2.500%	6/1/11	7,000,000	7,064,767
Clark County, NV, Highway Revenue, TECP:
LOC-BNP Paribas	0.340%	12/8/10	2,150,000	2,150,000
LOC-BNP Paribas	0.300%	1/20/11	4,300,000	4,300,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Nevada — (continued)

Las Vegas Valley, NV, Water District, GO, TECP, LOC-JPMorgan Chase	0.330%	2/10/11	$21,100,000	$21,100,000
Nevada Housing Division Single Family Mortgage Revenue, Guaranteed Mortgage Backed Securities Program, Series A, LIQ-JPMorgan Chase	0.350%	4/1/37	4,500,000	4,500,000	(a)(b)(c)
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.270%	6/1/42	5,730,000	5,730,000	(a)(b)

Total Nevada				60,144,767

New Hampshire — 1.4%

Merrimack County, NH, GO, TAN	1.250%	12/30/10	8,000,000	8,002,090
New Hampshire HEFA Revenue, Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.340%	8/1/31	10,400,000	10,400,000	(a)(b)
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.420%	11/1/22	14,000,000	14,000,000	(a)(b)(c)
New Hampshire State Business Finance Authority Revenue, Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.290%	10/1/37	7,650,000	7,650,000	(a)(b)

Total New Hampshire				40,052,090

New Jersey — 2.1%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	9,137,000	9,168,279
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	1,305,000	1,306,945
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	5,900,000	5,905,495
Glassboro, NJ, GO, BAN	1.500%	1/26/11	1,144,024	1,145,154
Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	791,424	793,268
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	1.250%	1/19/11	1,200,000	1,200,911
Livingston Township, NJ, GO, BAN	1.000%	8/3/11	2,800,000	2,808,232
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	810,000	813,045
Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	6,700,000	6,707,409
Montclair Township, NJ, GO, BAN	1.500%	12/17/10	7,900,000	7,903,802
Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	3,310,000	3,314,103
New Jersey State Housing & Mortgage Finance Agency, MFH Revenue, AMT, LOC-Dexia Credit Local	0.400%	11/1/46	8,100,000	8,100,000	(a)(b)(c)
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	640,000	640,090
South Orange Village Township, NJ, GO:
BAN	1.250%	2/1/11	1,190,000	1,191,549
BAN	2.000%	9/8/11	2,400,753	2,424,605
Trenton, NJ, GO, BAN	3.500%	12/10/10	748,000	748,162
Verona Township, NJ, GO:
BAN	1.500%	12/15/10	1,300,000	1,300,546
BAN	1.000%	8/12/11	2,500,000	2,505,341

Total New Jersey				57,976,936

New York — 8.0%

Albany County, NY, GO	1.000%	6/1/11	600,000	601,494	(e)
Albany, NY, GO, BAN	2.000%	7/8/11	8,348,939	8,409,552
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	6,700,000	6,720,087
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	1,000,400	1,003,352
Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	4,800,000	4,816,967
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.280%	7/1/38	10,000,000	10,000,000	(a)(b)
East Rockaway, NY, GO, BAN	1.500%	7/15/11	2,855,000	2,867,089
Essex County, NY, GO, BAN	1.000%	11/18/11	1,700,000	1,704,541
Hamburg Town, NY, GO, BAN	1.250%	7/13/11	5,326,200	5,342,740

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New York — (continued)

Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	$8,600,000	$8,615,251
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.330%	9/15/15	3,700,000	3,700,000	(a)(b)(c)
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	2,000,000	2,002,905
Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	8,144,000	8,170,624
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	3,270,000	3,276,744
MTA, NY, Revenue:
LOC-BNP Paribas	0.310%	11/1/26	3,300,000	3,300,000	(a)(b)
Transportation, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/35	18,100,000	18,100,000	(a)(b)
MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.300%	12/7/10	24,300,000	24,300,000
New York City, NY, GO, LOC-Landesbank Hessen-Thuringen	0.310%	8/1/24	8,900,000	8,900,000	(a)(b)
New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.240%	6/15/32	1,375,000	1,375,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.300%	5/1/15	3,500,000	3,500,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.320%	6/15/39	5,600,000	5,600,000	(a)(b)
New York City, NY, Municipal Water, TECP	0.390%	1/14/11	16,800,000	16,800,000
New York City, NY, Municipal Water, TECP	0.390%	1/18/11	16,800,000	16,800,000
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.310%	11/1/22	2,200,000	2,200,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.300%	11/1/22	1,870,000	1,870,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, New York Botanical Garden, LOC-JPMorgan Chase	0.300%	7/1/32	690,000	690,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-JPMorgan Chase	0.260%	2/15/31	2,800,000	2,800,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.300%	7/1/32	4,900,000	4,900,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.250%	7/1/28	235,000	235,000	(a)(b)
New York State Housing Finance Agency Revenue, 363 West 30th Street Housing, FHLMC	0.270%	11/1/32	2,800,000	2,800,000	(a)(b)(c)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.290%	12/1/36	1,600,000	1,600,000	(a)(b)
Newstead, NY, GO, BAN	1.500%	7/27/11	1,900,000	1,903,543
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.300%	6/1/31	3,700,000	3,700,000	(a)(b)
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	6,800,000	6,813,381
Plattsburgh, NY, GO, BAN	1.250%	9/23/11	4,600,000	4,611,452
Sherburne Earleville, NY, CSD, GO, BAN	1.500%	6/30/11	7,725,500	7,745,837
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	4,100,000	4,108,474
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	6,900,000	6,916,152
BAN	1.250%	7/29/11	3,800,000	3,810,218

Total New York				222,610,403

North Carolina — 1.7%

Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.360%	3/1/25	5,350,000	5,350,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.350%	1/15/44	1,200,000	1,200,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

North Carolina — (continued)

Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank	0.790%	1/1/37	$6,880,000	$6,880,000	(a)(b)(c)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.300%	2/1/26	2,925,000	2,925,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.300%	5/1/24	3,590,000	3,590,000	(a)(b)
Educational Facilities Revenue, Pfeiffer University, LOC-Bank of America	0.410%	11/1/26	3,805,000	3,805,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.400%	2/1/25	2,880,000	2,880,000	(a)(b)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.300%	8/1/28	850,000	850,000	(a)(b)
North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.300%	3/1/19	880,000	880,000	(a)(b)
North Carolina EFA, Educational, Charlotte Latin, LOC-Wells Fargo Bank N.A.	0.300%	1/1/25	3,850,000	3,850,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.300%	6/1/36	4,885,000	4,885,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.270%	2/1/34	9,900,000	9,900,000	(a)(b)

Total North Carolina				46,995,000

North Dakota — 0.1%

North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.320%	7/1/34	1,660,000	1,660,000	(a)(b)(c)

Ohio — 3.9%

Akron, OH, GO, BAN	1.125%	12/8/11	3,400,000	3,417,714	(e)
Franklin County, OH, Hospital Revenue, Ohio Health Corp., SPA-JPMorgan Chase	0.290%	11/15/33	9,850,000	9,850,000	(a)(b)
Lake County, OH, Hospital Facilities Revenue, Lake Hospital System Inc., LOC-JPMorgan Chase	0.290%	8/15/41	8,000,000	8,000,000	(a)(b)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.420%	8/1/47	14,740,000	14,740,000	(a)(b)
Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.400%	1/13/11	25,000,000	25,000,000
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.350%	9/1/38	19,575,000	19,575,000	(a)(b)(c)
Ohio State University, General Receipts	0.270%	12/1/28	1,280,000	1,280,000	(a)(b)
Ohio State University, TECP	0.300%	2/8/11	1,945,000	1,945,000
Ohio State, GO:
Common Schools	0.270%	6/15/26	680,000	680,000	(a)(b)
Refunding and Improvement Infrastructure	0.290%	2/1/19	400,000	400,000	(a)(b)
Summit County, OH, Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth Third Bank	0.850%	11/1/36	11,245,000	11,245,000	(a)(b)
Summit County, OH, Revenue, Goodwill Industries of Akron Inc., LOC-Fifth Third Bank	0.800%	12/1/29	4,400,000	4,400,000	(a)(b)
University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	1,400,000	1,400,561
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	2,400,000	2,409,255

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Ohio — (continued)

Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.400%	12/1/33	$3,300,000	$3,300,000	(a)(b)

Total Ohio				107,642,530

Oregon— 3.1%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.280%	12/1/10	2,800,000	2,800,000
Providence Health System	0.280%	12/1/10	2,800,000	2,800,000
Providence Health System	0.400%	1/4/11	10,900,000	10,900,000
Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V.	0.390%	7/1/36	4,285,000	4,285,000	(a)(b)
Oregon State Housing & Community Services, Department Mortgage Revenue\Single-Family Mortgage Program, SPA-KBC Bank N.V.	0.350%	7/1/38	35,000,000	35,000,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.290%	7/1/35	15,000,000	15,000,000	(a)(b)(c)
Oregon State, Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.300%	7/1/34	7,100,000	7,100,000	(a)(b)(c)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.320%	5/1/34	3,175,000	3,175,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.470%	9/1/27	4,615,000	4,615,000	(a)(b)(c)

Total Oregon				85,675,000

Pennsylvania — 3.9%

Allegheny County, PA, IDA, Health & Housing Facilities Revenue:
LOC-PNC Bank N.A.	0.280%	7/1/27	11,100,000	11,100,000	(a)(b)
LOC-PNC Bank N.A.	0.280%	7/1/27	1,150,000	1,150,000	(a)(b)
Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.290%	7/1/31	450,000	450,000	(a)(b)
Crawford County, PA, IDA College Revenue, Allegheny College, LOC-PNC Bank N.A.	0.280%	11/1/39	2,000,000	2,000,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue, Lutheran Services Northeast Obligated Group, LOC-Wells Fargo Bank N.A.	0.300%	1/1/33	3,555,000	3,555,000	(a)(b)
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.300%	12/15/31	5,410,000	5,410,000	(a)(b)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities, LOC-PNC Bank N.A.	0.260%	12/1/39	2,900,000	2,900,000	(a)(b)
Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.360%	5/1/21	1,765,000	1,765,000	(a)(b)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.360%	6/1/22	7,160,000	7,160,000	(a)(b)
Montgomery County, PA, IDA Revenue, Lasalle College High School, LOC-PNC Bank N.A.	0.280%	11/1/38	1,875,000	1,875,000	(a)(b)
New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.280%	6/1/33	2,670,000	2,670,000	(a)(b)
Northampton County General Purpose Authority, LOC-JPMorgan Chase	0.280%	12/1/30	10,200,000	10,200,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue:
LOC-PNC Bank N.A.	0.340%	12/1/13	1,875,000	1,875,000	(a)(b)(c)
NHS-AVS LLC, LOC-Commerce Bank	0.290%	12/1/38	8,070,000	8,070,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Pennsylvania — (continued)

Pennsylvania Housing Finance Agency:
Building Development, SPA-PNC Bank N.A.	0.280%	1/1/34	$2,300,000	$2,300,000	(a)(b)
SPA-Dexia Credit Local	0.400%	10/1/36	16,905,000	16,905,000	(a)(b)(c)
Philadelphia, PA, Authority for IDR:
Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.280%	3/1/27	7,300,000	7,300,000	(a)(b)
Springside School, LOC-PNC Bank	0.280%	6/1/37	2,950,000	2,950,000	(a)(b)
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	13,000,000	13,097,022
Pittsburgh, PA, Water & Sewer Authority System Revenue, LOC-PNC Bank N.A.	0.270%	9/1/39	2,000,000	2,000,000	(a)(b)
Saint Mary Hospital Authority Bucks County, Catholic Health	0.300%	5/1/44	900,000	900,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.310%	9/1/24	2,355,000	2,355,000	(a)(b)

Total Pennsylvania				107,987,022

Puerto Rico — 0.0%

Commonwealth of Puerto Rico, GO, LOC-Wells Fargo Bank N.A.	0.250%	7/1/34	500,000	500,000	(a)(b)

Rhode Island — 0.0%

Coventry, RI, GO, BAN	1.250%	4/12/11	1,100,000	1,102,210

South Carolina — 0.4%

Lexington, SC, GO, BAN	1.250%	6/30/11	1,000,000	1,003,156
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.360%	12/1/38	7,000,000	7,000,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.300%	6/1/35	1,940,000	1,940,000	(a)(b)

Total South Carolina				9,943,156

South Dakota — 0.6%

South Dakota Housing Development Authority:
Homeownership Mortgage, LOC-FHLB	0.350%	5/1/39	4,300,000	4,300,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.370%	5/1/32	10,000,000	10,000,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.370%	5/1/32	1,590,000	1,590,000	(a)(b)

Total South Dakota				15,890,000

Tennessee — 1.5%

Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.300%	6/1/37	1,000,000	1,000,000	(a)(b)
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Southern Adventist University, LOC-Bank of America N.A.	0.410%	12/1/30	4,540,000	4,540,000	(a)(b)
Chattanooga, TN, IDB Revenue, Tennessee Aquarium Project, LOC-Bank of America N.A.	0.460%	4/1/24	2,325,000	2,325,000	(a)(b)
Jackson, TN, Energy Authority Electric System Revenue, LOC-Fifth Third Bank	0.750%	4/1/29	9,505,000	9,505,000	(a)(b)
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, LOC-U.S. Bank N.A.	0.340%	7/1/38	4,415,000	4,415,000	(a)(b)
Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Baptist Hospital Systems Inc. Project, LOC-LaSalle Bank N.A.	0.380%	4/1/27	6,110,000	6,110,000	(a)(b)
Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,900,000	1,911,929
Metropolitan Government of Nashville & Davidson County, TN:
Health & Educational Facilities Board Revenue, Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.320%	1/1/30	3,596,000	3,596,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Tennessee — (continued)

Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.460%	12/1/18	$3,790,000	$3,790,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, TECP:
LOC-JPMorgan Chase	0.330%	12/7/10	2,600,000	2,600,000
LOC-U.S. Bank N.A.	0.330%	12/7/10	1,700,000	1,700,000

Total Tennessee				41,492,929

Texas — 6.4%

Austin, TX, Airport Systems Revenue, AGM, SPA-Dexia Credit Local	0.380%	11/15/25	27,045,000	27,045,000	(a)(b)(c)
Austin, TX, Hotel Occupancy Tax Revenue, LOC-Dexia Credit Local	0.320%	11/15/29	14,475,000	14,475,000	(a)(b)
Bexar, TX, Metropolitan Water District, TECP, LOC-Bank of America N.A.	0.300%	12/29/10	3,100,000	3,100,000
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.270%	9/1/31	200,000	200,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:
Methodist Hospital System	0.450%	1/11/11	6,000,000	6,000,000
Methodist Hospital System	0.350%	6/7/11	23,800,000	23,800,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.270%	12/1/41	5,000,000	5,000,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.340%	6/1/27	20,600,000	20,600,000	(a)(b)
Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.320%	12/1/10	7,300,000	7,300,000
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.330%	12/7/10	2,600,000	2,600,000
Rice University	0.360%	12/8/10	6,500,000	6,500,000
Rice University	0.300%	1/13/11	2,900,000	2,900,000
Rice University	0.320%	3/9/11	6,900,000	6,900,000
Houston, TX, TECP, Hotel Occupancy Tax and Parking Revenue, LOC-Bank of New York	0.300%	12/8/10	1,000,000	1,000,000
North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.340%	12/1/38	10,800,000	10,800,000	(a)(b)(c)
San Antonio, TX, Educational Facilities Corp. Revenue, University of the Incarnate Word Project, LOC-JPMorgan Chase	0.410%	12/1/27	6,535,000	6,535,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP:
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/4/11	1,300,000	1,300,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/10/11	17,500,000	17,500,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.370%	1/1/29	730,000	730,000	(a)(b)(c)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.560%	1/1/17	5,060,000	5,060,000	(a)(b)
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.370%	5/1/26	3,315,000	3,315,000	(a)(b)(c)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.410%	7/1/20	3,650,000	3,650,000	(a)(b)
University of North Texas, TECP	0.300%	12/16/10	1,900,000	1,900,000

Total Texas				178,210,000

See Notes to Schedule of Investments.

16

Schedule of investments (unaudited) (continued)		November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Utah — 0.2%

Utah Housing Corp., Single-Family Mortgage Revenue, SPA-FHLB	0.310%	7/1/33	$5,300,000	$5,300,000	(a)(b)(c)

Virginia — 0.6%

Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.290%	10/1/48	1,000,000	1,000,000	(a)(b)
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.320%	12/1/37	5,000,000	5,000,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.320%	12/1/37	2,500,000	2,500,000	(a)(b)
Prince William County, VA, COP, Prince William County Facilities, LOC-Wells Fargo Bank N.A.	0.280%	9/1/26	335,000	335,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.280%	2/1/26	1,850,000	1,850,000	(a)(b)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.330%	1/1/36	2,500,000	2,500,000	(a)(b)
Virginia Small Business Financing Authority, Healthcare Facilities Revenue, Bon Secours Health System Inc., LOC-JPMorgan Chase	0.300%	11/1/42	2,500,000	2,500,000	(a)(b)

Total Virginia				15,685,000

Washington — 1.4%

King County, WA, Housing Authority Revenue, Landmark Apartments Project, LOC-Bank of America N.A.	0.360%	7/1/42	17,275,000	17,275,000	(a)(b)
Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding, Capital Projects, LOC-Wells Fargo Bank N.A.	0.350%	6/1/19	12,730,000	12,730,000	(a)(b)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.300%	12/1/38	3,980,000	3,980,000	(a)(b)
Washington State HFC, MFH Revenue:
Cambridge Apartments, LIQ-FNMA	0.290%	12/15/44	1,200,000	1,200,000	(a)(b)
The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.340%	8/1/41	2,200,000	2,200,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.300%	1/1/27	500,000	500,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, Eastside Catholic School, LOC-Keybank N.A.	0.300%	7/1/38	1,500,000	1,500,000	(a)(b)

Total Washington				39,385,000

West Virginia — 0.2%

Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A.	0.280%	12/1/37	4,050,000	4,050,000	(a)(b)
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.300%	6/1/32	2,985,000	2,985,000	(a)(b)

Total West Virginia				7,035,000

Wisconsin — 3.8%

Norwalk-Ontario, WI, School District, BAN	2.650%	6/1/11	800,000	804,861
Wisconsin State HEFA Revenue:
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.290%	4/1/35	41,950,000	41,950,000	(a)(b)
Gundersen Lutheran, AGM, SPA-Dexia Public Finance Bank	0.550%	12/1/15	10,500,000	10,500,000	(a)(b)

See Notes to Schedule of Investments.

17

Schedule of investments (unaudited) (continued)			November 30, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Wisconsin — (continued)

Wisconsin State, GO, TECP	0.350%	12/2/10	$13,500,000	$13,500,000
Wisconsin State, GO, TECP	0.340%	12/7/10	39,300,000	39,300,000

Total Wisconsin				106,054,861

TOTAL INVESTMENTS — 99.7% (Cost — $2,770,513,485#)				2,770,513,485
Other Assets in Excess of Liabilities — 0.3%				6,978,810

TOTAL NET ASSETS — 100.0%				$2,777,492,295

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Maturity date shown represents the mandatory tender date.
(e)	Security is purchased on a when-issued basis.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governments
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Communities Development Authority
COP	- Certificates of Participation
CSD	- Central School District
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDB	- Industrial Development Board
IDR	- Industrial Development Revenue
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utility District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Financing Authority
PFA	- Public Facilities Authority
Radian	- Radian Asset Assurance - Insured Bonds
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Note
USD	- Unified School District

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

TAX FREE RESERVES PORTFOLIO
Summary of Investments by Industry *

Health care	23.3%
General obligation	14.5
Education	9.2
Transportation	8.8
Housing: single family	7.6
Miscellaneous	6.5
Industrial revenue	5.0
Utilities	4.5
Water & sewer	4.2
Finance	4.0
Housing: multi-family	4.0
Power	2.5
Tax allocation	2.1
Public facilities	2.1
Solid waste/resource recovery	1.1
Pollution control	0.6

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of November 30, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
VMIG 1	33.0%
A-1	31.9
P-1	13.3
F-1	7.5
SP-1	4.5
MIG 1	1.6
AA/Aa	0.7
NR	7.5

100.0%

†As a percentage of total investments
‡ S&P primary rating; Moody’s secondary then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 20 through 22 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (continued)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (continued)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”), is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments †	—	$ 2,770,513,485	—	$ 2,770,513,485

† See Schedule of Investments for additional detailed categorizations.

(b) Securities Traded on a When-Issued Basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other

Notes to Schedules of Investments (unaudited) (continued)

assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Portfolio did not invest in derivative instruments and does not have any intentions to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011